CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Oct. 31, 2008	$ 488,908	$ 74,894	$ 300,777	$ 224,534	$ 1,089,113
Balance (in shares) at Oct. 31, 2008	120,137,000
Net income (loss)	0	0	(135,241)	0	(135,241)
Other comprehensive income	0	0	0	34,890	34,890
Repurchase and cancellation of Common shares	0
Repurchase and cancellation of Common shares (in shares)	0
Stock-based compensation	0	3,975	0	0	3,975
Other	(100)	(419)	1,693	0	1,174
Balance at Oct. 31, 2009	488,808	78,450	167,229	259,424	993,911
Balance (in shares) at Oct. 31, 2009	120,137,000
Net income (loss)	0	0	(232,010)	0	(232,010)
Other comprehensive income	0	0	0	21,788	21,788
Repurchase and cancellation of Common shares	(215,304)	0	(127,844)	(106,852)	(450,000)
Repurchase and cancellation of Common shares (in shares)	(52,941,000)
Stock options exercised	327	0	0	0	327
Stock options exercised (in shares)	42,000
Stock-based compensation	0	3,538	0	0	3,538
Other	28	(79)	86	0	35
Balance at Oct. 31, 2010	273,859	81,909	(192,539)	174,360	337,589
Balance (in shares) at Oct. 31, 2010	67,238,000				67,238,253
Net income (loss)	0	0	16,847	0	16,847
Other comprehensive income	0	0	0	731	731
Repurchase and cancellation of Common shares	(19,775)	0	(21,864)	(10,759)	(52,398)
Repurchase and cancellation of Common shares (in shares)	(4,860,000)
Dividends declared	0	0	(19,244)	0	(19,244)
Stock-based compensation	0	1,250	0	0	1,250
Other	(8)	0	11	0	3
Balance at Oct. 31, 2011	$ 254,076	$ 83,159	$ (216,789)	$ 164,332	$ 284,778
Balance (in shares) at Oct. 31, 2011	62,378,000				62,378,521